Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	10.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	12.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	15.00%	19.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.00%	17.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			11.00%
Major Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			11.00%